Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments [Abstract]
Activity in the Allowance for Loan Losses by Portfolio Segment

	For the year ended December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551
Charge-offs	(370)	(589)	(309)	(50)	(130)	-	(1,448)
Recoveries	54	-	1,052	49	1	-	1,156
Net charge-offs	(316)	(589)	743	(1)	(129)	-	(292)
Provision for loan losses charged to expense	394	(7)	(704)	481	279	57	500
Balance, end of period	$1,961	$741	$6,309	$2,769	$817	$162	$12,759

	For the year ended December 31, 2014
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$2,587	$957	$6,840	$2,132	$573	$52	$13,141
Charge-offs	(1,053)	(92)	(1,037)	(740)	(593)	-	(3,515)
Recoveries	140	-	166	60	9	-	375
Net charge-offs	(913)	(92)	(871)	(680)	(584)	-	(3,140)
Provision for loan losses charged to expense	209	472	301	837	678	53	2,550
Balance, end of period	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551

Allowance for Credit Losses on Financing Receivables

	December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$705	$-	$137	$-	$-	$-	$842
Collectively evaluated for impairment	1,256	741	6,172	2,769	817	162	11,917
Total	$1,961	$741	$6,309	$2,769	$817	$162	$12,759
Loan ending balances:
Individually evaluated for impairment	$1,907	$2,226	$3,040	$-	$-	$-	$7,173
Collectively evaluated for impairment	37,486	27,127	462,478	264,523	77,057	-	868,671
Total	$39,393	$29,353	$465,518	$264,523	$77,057	$-	$875,844

	December 31, 2014
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$502	$510	$149	$-	$-	$-	$1,161
Collectively evaluated for impairment	1,381	827	6,121	2,289	667	105	11,390
Total	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551
Loan ending balances:
Individually evaluated for impairment	$2,220	$3,878	$6,059	$-	$-	$-	$12,157
Collectively evaluated for impairment	38,181	30,444	395,890	220,878	59,096	-	744,489
Total	$40,401	$34,322	$401,949	$220,878	$59,096	$-	$756,646